UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-21511

Lazard Global Total Return and Income Fund, Inc.

(Exact name of Registrant as specified in charter)

30 Rockefeller Plaza

New York, New York 10112

(Address of principal executive offices)   (Zip code)

Mark R. Anderson, Esq.

Lazard Asset Management LLC

30 Rockefeller Plaza

New York, New York 10112

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 632-6000

Date of fiscal year end: 12/31

Date of reporting period: 3/31/2024

Item 1. Schedule of Investments.

Lazard Global Total Return and Income Fund, Inc.

Portfolio of Investments

March 31, 2024 (unaudited)

Description	Shares	Fair Value
Common Stocks | 98.0%
Australia | 0.8%
Computershare Ltd.	116,938	$1,990,011
Canada | 4.8%
Dollarama, Inc.	42,200	3,214,808
National Bank of Canada	59,309	4,994,119
Toromont Industries Ltd.	35,384	3,405,046
		11,613,973
China | 2.4%
NXP Semiconductors NV	15,384	3,811,694
Tencent Holdings Ltd.	50,600	1,974,649
		5,786,343
Denmark | 0.8%
Carlsberg AS, Class B	13,246	1,814,875
Finland | 0.8%
Kone OYJ, Class B	39,930	1,857,315
France | 4.3%
Legrand SA	18,958	2,005,718
LVMH Moet Hennessy Louis Vuitton SE	3,903	3,530,018
Pernod Ricard SA	11,418	1,846,168
Thales SA	17,951	3,060,225
		10,442,129
Germany | 0.8%
Merck KGaA	10,948	1,932,193
Hong Kong | 0.7%
AIA Group Ltd.	232,400	1,559,634
India | 1.1%
HDFC Bank Ltd. ADR	44,939	2,515,236
Japan | 3.2%
FANUC Corp.	77,000	2,153,607
Kadokawa Corp.	84,300	1,479,123
Nintendo Co. Ltd.	51,000	2,791,376
Shimano, Inc.	9,100	1,358,847
		7,782,953
Netherlands | 3.2%
ASM International NV	4,867	2,965,003
Wolters Kluwer NV	30,625	4,796,138
		7,761,141
Spain | 1.3%
Industria de Diseno Textil SA	60,109	3,026,898
Sweden | 2.8%
Assa Abloy AB, Class B	56,135	1,610,220
Epiroc AB, Class A	123,161	2,322,264
Description	Shares	Fair Value
Hexagon AB, B Shares	238,041	$2,817,706
		6,750,190
Switzerland | 3.1%
ABB Ltd.	93,758	4,351,561
Partners Group Holding AG	2,233	3,190,869
		7,542,430
Taiwan | 2.3%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	40,713	5,539,004
United Kingdom | 6.4%
Coca-Cola Europacific Partners PLC	44,299	3,098,715
Diageo PLC	70,610	2,607,671
RELX PLC	134,435	5,822,499
Unilever PLC	77,085	3,870,912
		15,399,797
United States | 59.2%
Accenture PLC, Class A	17,510	6,069,141
Alphabet, Inc., Class A (*)	66,045	9,968,172
Amazon.com, Inc. (*)	51,330	9,258,905
Amphenol Corp., Class A	31,448	3,627,527
Aon PLC, Class A	14,420	4,812,242
Avery Dennison Corp.	9,643	2,152,800
Bank of America Corp.	74,567	2,827,581
Booz Allen Hamilton Holding Corp.	38,500	5,714,940
BRP, Inc.	22,983	1,543,172
Charles Schwab Corp.	47,302	3,421,827
Coca-Cola Co.	62,283	3,810,474
Danaher Corp.	17,925	4,476,231
Deere & Co.	6,016	2,471,012
Estee Lauder Cos., Inc., Class A	14,208	2,190,163
Intercontinental Exchange, Inc.	35,599	4,892,371
IQVIA Holdings, Inc. (*)	20,309	5,135,943
Johnson & Johnson	26,983	4,268,441
McDonald’s Corp.	10,758	3,033,218
Microsoft Corp.	27,570	11,599,250
Motorola Solutions, Inc.	14,436	5,124,491
NIKE, Inc., Class B	21,765	2,045,475
Procter & Gamble Co.	23,206	3,765,173
PTC, Inc. (*)	20,011	3,780,878
Rockwell Automation, Inc.	9,468	2,758,312
S&P Global, Inc.	9,393	3,996,252
Sysco Corp.	22,587	1,833,613
Texas Instruments, Inc.	20,049	3,492,736
Thermo Fisher Scientific, Inc.	9,095	5,286,105
TopBuild Corp. (*)	7,089	3,124,335
UnitedHealth Group, Inc.	6,002	2,969,189

Lazard Global Total Return and Income Fund, Inc.

Portfolio of Investments (continued)

March 31, 2024 (unaudited)

Description	Shares	Fair Value
Visa, Inc., A Shares	18,888	$5,271,263
Warner Music Group Corp., Class A	37,031	1,222,764
Wells Fargo & Co.	58,651	3,399,412
Zoetis, Inc.	17,055	2,885,877
		142,229,285
Total Common Stocks (Cost $151,610,692)		235,543,407

Description	Principal Amount (000) («)	Fair Value
Foreign Government Obligations | 6.4%
Brazil | 2.2%
Brazil Notas do Tesouro Nacional, 10.00%, 01/01/29	26,360	$5,132,297
Indonesia | 0.6%
Indonesia Treasury Bonds, 8.375%, 09/15/26	22,166,000	1,457,317
Malaysia | 1.8%
Malaysia Government Bonds:
3.502%, 05/31/27	10,260	2,166,349
3.733%, 06/15/28	10,500	2,228,006
		4,394,355
Mexico | 1.1%
Mexico Bonos, 7.75%, 05/29/31	49,000	2,714,424
South Africa | 0.7%
South Africa Government Bonds, 10.50%, 12/21/26	32,000	1,733,369
Total Foreign Government Obligations (Cost $16,947,812)		15,431,762

Description	Shares	Fair Value
Short-Term Investments | 4.8%
State Street Institutional Treasury Money Market Fund, Premier Class, 5.24% (7 day yield) (Cost $11,456,289)	11,456,289	$11,456,289
Total Investments | 109.2% (Cost $180,014,793) (»)		$262,431,458
Liabilities in Excess of Cash and Other Assets | (9.2)%		(22,125,722)
Net Assets | 100.0%		$240,305,736

Lazard Global Total Return and Income Fund, Inc.

Portfolio of Investments (concluded)

March 31, 2024 (unaudited)

Forward Currency Contracts open at March 31, 2024:

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
CLP	3,998,516,250	USD	4,101,337	CIT	05/15/24	$—	$25,395
CLP	1,665,846,000	USD	1,755,000	SCB	06/18/24	—	58,109
CNY	44,166,745	USD	6,230,145	HSB	04/01/24	—	119,173
CNY	44,166,745	USD	6,222,421	HSB	05/21/24	—	24,341
COP	20,222,599,430	USD	5,108,755	CIT	05/14/24	86,366	—
EGP	85,346,100	USD	1,767,000	HSB	05/21/24	13,136	—
HUF	1,749,757,107	USD	4,812,407	CIT	04/15/24	—	22,971
IDR	73,902,495,000	USD	4,733,092	CIT	09/17/24	—	98,879
ILS	16,421,616	USD	4,355,000	CIT	06/18/24	125,837	—
INR	542,269,070	USD	6,529,335	CIT	06/14/24	—	40,379
KRW	4,314,804,000	USD	3,240,072	HSB	04/25/24	—	39,339
KZT	2,686,204,800	USD	5,752,045	SCB	09/13/24	27,518	—
MXN	84,776,286	USD	4,846,990	HSB	05/15/24	218,194	—
PEN	8,907,597	USD	2,283,824	CIT	04/30/24	109,377	—
PHP	181,115,290	USD	3,219,484	JPM	05/08/24	2,671	—
PLN	14,199,879	USD	3,607,000	CIT	05/20/24	—	53,477
RON	22,951,768	EUR	4,570,927	JPM	04/29/24	43,156	—
RON	4,752,300	USD	1,004,598	JPM	07/30/24	25,519	—
SGD	4,320,380	USD	3,248,406	SCB	07/25/24	—	32,183
THB	155,609,530	USD	4,397,302	CIT	08/23/24	—	81,110
USD	6,218,917	CNY	44,166,745	HSB	04/01/24	107,944	—
UYU	214,972,580	USD	5,527,140	JPM	06/21/24	138,133	—
Total gross unrealized appreciation/depreciation on Forward Currency Contracts						$897,851	$595,356

Currency Abbreviations:

CLP	—	Chilean Peso
CNY	—	Chinese Renminbi
COP	—	Colombian Peso
EGP	—	Egyptian Dollar
EUR	—	Euro
HUF	—	Hungarian Forint
IDR	—	Indonesian Rupiah
ILS	—	Israeli Shekel
INR	—	Indian Rupee
KRW	—	South Korean Won
KZT	—	Kazakhstan Tenge
MXN	—	Mexican New Peso
PEN	—	Peruvian New Sol
PHP	—	Philippine Peso
PLN	—	Polish Zloty
RON	—	New Romanian Leu
SGD	—	Singapore Dollar
THB	—	Thai Baht
USD	—	United States Dollar
UYU	—	Uruguayan Peso

Counterparty Abbreviations:

CIT	—	Citibank N.A.
HSB	—	HSBC Bank USA N.A.
JPM	—	JPMorgan Chase Bank N.A.
SCB	—	Standard Chartered Bank

Lazard Global Total Return and Income Fund, Inc.

Notes to Portfolio of Investments

March 31, 2024 (unaudited)

(*)	Non-income producing security.
(«)	Principal amount denominated in respective country’s currency.
(»)	The Fund, at all times, maintains portfolio securities in sufficient amount to cover its obligations related to investments in forward currency contracts.

Security Abbreviations:

ADR	- American Depositary Receipt

Portfolio holdings by industry† (as a percentage of net assets):

Common Stocks:
Aerospace & Defense	1.2%
Banks	5.7
Beverages	5.4
Broadline Retail	5.2
Building Products	0.6
Capital Markets	6.5
Communications Equipment	2.1
Consumer Staples Distribution & Retail	0.8
Containers & Packaging	0.9
Electrical Equipment	3.8
Electronic Equipment, Instruments & Components	2.7
Entertainment	1.7
Financial Services	2.2
Health Care Providers & Services	1.2
Hotels, Restaurants & Leisure	1.3
Household Durables	1.3
Household Products	1.6
Insurance	2.7
Interactive Media & Services	5.0
IT Services	2.5
Leisure Products	1.2
Life Sciences Tools & Services	6.2
Machinery	3.7
Media	0.6
Personal Care Products	2.5
Pharmaceuticals	3.8
Professional Services	7.6
Semiconductors & Semiconductor Equipment	6.6
Software	6.4
Specialty Retail	1.3
Textiles, Apparel & Luxury Goods	2.3
Trading Companies & Distributors	1.4
Subtotal	98.0
Foreign Government Obligations	6.4
Short-Term Investments	4.8
Total Investments	109.2%

†	Industry classifications may be different than those used for compliance monitoring purposes.

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to notes to the financial statements.

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lazard Global Total Return and Income Fund, Inc.

By:	/s/ Nathan A. Paul
Nathan A. Paul
Chief Executive Officer

Date: May 23, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Nathan A. Paul
Nathan A. Paul
Chief Executive Officer

Date: May 23, 2024

By:	/s/ Christina Kennedy
Christina Kennedy
Chief Financial Officer

Date: May 23, 2024